Supplementary Cash Flow Information - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings			$ 115
Beginning balance, lease liabilities			2,836
Changes From Financing Cash Flows:
(Repayment) of Long-Term Debt	$ (1,346)	$ (2,889)	(1,346)	$ (4,149)
Principal Repayment of Leases	(70)	(78)	(216)	(228)
Payment for Purchase of Warrants	(600)	0	(600)	0
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	(84)	(4)	(84)	(29)
Lease Additions			45
Lease Modifications			34
Lease Re-measurements			8
Ending balance, short term borrowings	14		14		$ 115
Ending Balance, lease liabilities	2,733		2,733		2,836
Dividends Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance. dividend payables			9	0	0
Non-Cash Changes:
Beginning balance. dividend payables	9	0	9	0	9
Dividends Payable | Common shares
Changes From Financing Cash Flows:
Dividends Paid			(729)	(481)
Non-Cash Changes:
Dividends declared			729	481
Dividends Payable | Preference shares
Changes From Financing Cash Flows:
Dividends Paid			(27)	(26)
Non-Cash Changes:
Dividends declared			27	26
Warrant Purchase Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, warrant payable			0	0	0
Changes From Financing Cash Flows:
Payment for Purchase of Warrants			(600)
Finance and Transaction Costs			(2)
Non-Cash Changes:
Finance Costs			2
Purchased and Cancelled			711
Ending balance, warrant payable	111	0	111	0	0
Short-Term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings			115	79	79
Changes From Financing Cash Flows:
Net Issuance Repayment Of Short Term Borrowings			(101)	(81)
Non-Cash Changes:
Lease Acquisitions			0
Exchange Rate Movements and Other			0	2
Ending balance, short term borrowings	14	0	14	0	115
Long-Term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, long-term debt			8,691	12,385	12,385
Changes From Financing Cash Flows:
(Repayment) of Long-Term Debt			(1,346)	(4,149)
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt			(84)	(29)
Finance Costs			(15)	(24)
Lease Acquisitions			0
Exchange Rate Movements and Other			(22)	591
Ending balance, long-term debt	7,224	8,774	7,224	8,774	8,691
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, lease liabilities			2,836	2,957	2,957
Changes From Financing Cash Flows:
Principal Repayment of Leases			(216)	(228)
Non-Cash Changes:
Lease Acquisitions			33
Lease Additions			45	19
Lease Modifications			34	46
Lease Re-measurements			(6)	3
Lease Divestitures			(11)
Lease Re-measurements			(8)	(2)
Exchange Rate Movements and Other			26	74
Ending Balance, lease liabilities	$ 2,733	$ 2,869	$ 2,733	$ 2,869	$ 2,836